Organization and Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization and Nature of Business [Abstract]
Organization and Nature of Business

Note 1: Organization and Nature of Business

The Tile Shop, LLC ("The Tile Shop") was formed on December 30, 2002, as a Delaware limited liability company (LLC) and began operations on January 1, 2003. Tile Shop Holdings, Inc. ("Holdings", and, together with its wholly owned subsidiaries, the "Company") was incorporated under the laws of the state of Delaware.

The Company is engaged in the sale of tile and flooring products. The Company also fabricates or manufactures certain products in Michigan, Wisconsin and Virginia. The Company's primary market is retail sales to consumers; however, the Company does have sales to contractors. As of March 31, 2013, the Company had 71 stores and an on-line retail operation. The retail stores are located in Minnesota, Wisconsin, Kansas, Illinois, Michigan, Ohio, Indiana, Maryland, Missouri, Kentucky, New York, Virginia, Iowa, North Carolina, New Jersey, Tennessee, Nebraska, Delaware, Georgia, Pennsylvania, Florida and Massachusetts. The Company also has distribution centers located in Wisconsin, Michigan, Virginia and Oklahoma.

The consolidated financial statements of the Company include the accounts of its wholly owned subsidiaries.  All significant intercompany transactions have been eliminated in consolidation.

Note 1: Organization and Nature of Business

The Tile Shop, LLC ("The Tile Shop") was formed on December 30, 2002, as a Delaware limited liability company and began operations on January 1, 2003. Tile Shop Holdings, Inc. (the "Company") was incorporated under the laws of the state of Delaware in 2012 as a wholly-owned subsidiary of The Tile Shop. The Company was formed for the purpose of consummating the transactions contemplated by the Contribution and Merger Agreement (the "Contribution and Merger Agreement"), dated June 27, 2012, by and among JWC Acquisition Corp., a Delaware corporation ("JWCAC"), The Tile Shop, the member of The Tile Shop other than ILTS, LLC, a Delaware limited liability company ("ILTS"), Nabron International, Inc., a Bahamas corporation ("Nabron"), Tile Shop Merger Sub, Inc., a Delaware corporation ("Merger Sub"), and Peter J. Jacullo III, as representative ("Business Combination"), which was completed on August 21, 2012 and is fully discussed in Note 2 below. JWCAC was incorporated under the laws of the state of Delaware in 2010 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination involving JWCAC and one or more businesses.

The Company and subsidiaries are engaged in the sale of tile and flooring products. The Company also fabricates or manufactures certain products in Michigan and Wisconsin. The Company's primary market is retail sales to consumers; however, the Company does have sales to contractors. As of December 31, 2012, the Company had 70 stores and an on-line retail operation. The retail stores are located in Minnesota, Wisconsin, Kansas, Illinois, Michigan, Ohio, Indiana, Maryland, Missouri, Kentucky, New York, Virginia, Iowa, North Carolina, New Jersey, Tennessee, Nebraska, Delaware, Georgia, and Pennsylvania. The Company also has distribution centers located in Wisconsin, Michigan, and Virginia.